Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Tax loss carryforwards and negative basis of social contribution	R$ 201,227	R$ 225,882
Provision for legal and administrative proceedings	499,603	381,865
Provision for expected credit losses	242,160	220,911
Rental of infrastructure - LT Amazonas	37,159	34,657
Provision for employee profit sharing	57,890	49,989
Taxes with enforceability suspended	948,808	711,897
Amortized Goodwill-TIM Fiber	(34,560)	(34,560)
Derivative financial instruments	(236,259)	(161,174)
Capitalized interest - 5G	(281,721)	(281,468)
Deemed costs – TIM S.A	(23,356)	(32,177)
Adjustments related	675,817	596,495
Accelerated depreciation (iii)	(891,051)	(715,041)
FairValueAdjustmentSystems	(249,477)	(249,477)
Impairment loss (v)	378,601	557,932
Amortized goodwill cozani	(231,894)
Amortization of surplus	60,336	45,591
Other assets	148,010	167,018
Other liabilities	(43,799)	(20,800)
Total deferred taxes - Assets	1,257,494	1,497,540
Deferred income tax and social contribution on tax losses and negative bases not recognized yet		(129,954)
Total	1,257,494	1,367,586
Deferred tax asset	3,205,814	2,992,237
Deferred tax liability	R$ (1,948,320)	R$ (1,624,651)